Financial Costs - Summarizes the Companys finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Interest on convertible notes	$ 22,623	$ 20,496
Interest on credit facilities		335
Other	79	43
Finance costs	$ 22,702	$ 20,874